Restricted Net Assets - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of appropriation of statutory reserve from retained earnings after tax profits					10.00%
Percentage of appropriations of statutory reserve of registered capital						50.00%
Appropriation of statutory reserves	$ 0	$ 0	$ 0
Amount of restricted net assets	$ 3,800,000			23,700,000